Commitments and Contingencies - Purchase Commitment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024
Purchase Commitment
Research and development expense	$ 5,521	$ 902	$ 10,712	$ 17,385
Unpaid recorded expenses included in accounts payable	1,242		17,814	19,017
Research and development agreement with Samsung
Purchase Commitment
Outstanding purchase commitments	0		0	500
Total fee amount	21,100		21,100
Fee amount to be paid over development milestones	11,700		11,700
Additional NRE to be paid as fee amount	$ 9,400		$ 9,400
Period for payment of additional NRE	4 years		4 years
Gain on release of unconditional liability	$ 14,600
Research and development expense			$ 400	7,100
Unpaid recorded expenses included in accounts payable			15,800	$ 15,400
Aggregated unpaid amount			$ 17,100
Research And Development Agreement With Alpha Holdings Co., Ltd
Purchase Commitment
Total fee amount					$ 7,600
Research and development expense	3,500
Aggregated unpaid amount	$ 5,000